SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES

A summary of the Company's significant accounting policies is identified in note 2 of the Company's annual financial statements for the year ended December 31, 2016 included in the Company's Annual Report on Form 20-F.
Effective January 1, 2017, the Company adopted ASU 2016-07, Investments-Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting, which eliminates the requirement that an investor retrospectively apply equity method accounting when an investment that it had accounted for by another method initially qualified for use of the equity method. The adoption did not have any effect on the consolidated financial statements.
Effective January 1, 2017, the Company adopted ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which requires excess tax benefits and tax deficiencies to be recorded on the income statement when the awards vest or are settled. In addition, cash flows related to excess tax benefits are no longer classified separately as a financial activity on the statement of cash flows. The adoption did not have any effect on the consolidated financial statements.
No other new accounting policies have been adopted since December 31, 2016.

Recent account pronouncements:

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This update establishes a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The FASB issued ASU 2015-14, which deferred the effective date of ASU 2014-09 by one year to annual reporting periods commencing on or after December 15, 2017. The Company is currently reviewing the impact of the standard on its consolidated financial statements and disclosures. For vessels operating on voyage charters, we expect to continue recognizing revenue over time. The time period over which revenue will be recognized is still being determined and, depending on the final conclusion, each period’s voyage results could differ materially from the same period’s voyage results recognized based on the present revenue recognition guidance. However, the total voyage results recognized over all periods would not change.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

The Company intends to adopt the new revenue and lease standards on January 1, 2018 and January 1, 2019, respectively, and is currently assessing the potential impacts of these new standards on our consolidated financial statements and related disclosures.
In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The amendments in this Update should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.
In January 2017, the FASB issued ASU 2017-01, Business Combinations - Clarifying the Definition of a Business to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017-01 is effective in annual periods beginning after December 15, 2017. The Company may early adopt this standard, and does not expect the adoption to have material effect on our financial condition or results of operations; however it may be applied in prospective acquisitions of vessels where the Company is required to evaluate whether the transaction(s) should be accounted for as acquisition(s) of asset(s) or business(es). The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04 Intangibles - Goodwill and Other (Topic 350), which simplifies the test for goodwill impairment. This update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.